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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6352

ING Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Alternative Beta Fund
ING Global Science and Technology Fund
ING Global Target Payment Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of January 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 49.9%
89,393		iShares MSCI EAFE Index Fund		$3,459,509
28,270		iShares MSCI Emerging Markets Index Fund		639,750
27,738		iShares S&P Global Energy Sector Index Fund		769,175
		Total Affiliated Investment Companies
		(Cost $5,382,871)		4,868,434

Principal Amount				Value
SHORT-TERM INVESTMENTS: 44.5%
		Affiliated Mutual Fund: 44.5%
$4,336,493		ING Institutional Prime Money Market Fund - Class I		$4,336,493
		Total Short-Term Investments
		(Cost $4,336,493)		4,336,493
		Total Investments in Securities
		(Cost $9,719,364)*	94.4%	$9,204,927
		Other Assets and Liabilities - Net	5.6	547,829
		Net Assets	100.0%	$9,752,756

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(514,437)
		Net Unrealized Depreciation		$(514,437)

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$9,204,927	$249,254
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$9,204,927	$249,254

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Alternative Beta Fund	as of January 31, 2009 (Unaudited) (continued)

ING Alternative Beta Fund Open Futures Contracts on January 31, 2009

			Unrealized
	Number of		Appreciation/
Contract Description	Contracts	Expiration Date	(Depreciation)
Long Contracts
U.S. Dollar Index	34	03/16/09	$114,325
Russell 2000 Mini Index	7	03/20/09	(26,258)
			$88,067
Short Contracts
CBOE Volatility (VIX) Index	2	02/17/09	$5,633
S&P 500 E-Mini	61	03/20/09	155,554
			$161,187

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of January 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 98.3%
		Bermuda: 1.1%
5,300		Covidien Ltd.	$203,202
42,400	@	Marvell Technology Group Ltd.	309,096
			512,298
		Canada: 2.0%
16,300	@, L	Open Text Corp.	570,989
7,200	@	Research In Motion Ltd.	398,880
			969,869
		China: 0.6%
1,200	@, L	Baidu.com ADR	154,524
7,200	@	Sina Corp.	147,312
			301,836
		Finland: 0.4%
14,800		Nokia OYJ ADR	181,596
			181,596
		Germany: 0.5%
6,300	L	SAP AG ADR	222,894
			222,894
		Hong Kong: 0.5%
82,300		ASM Pacific Technology	250,685
			250,685
		India: 0.4%
17,000	@	Bharti Airtel Ltd.	218,185
			218,185
		Israel: 0.6%
12,800	@	Check Point Software Technologies	290,176
			290,176
		Japan: 3.0%
8,400		Canon, Inc.	229,202
23,200		Konica Minolta Holdings, Inc.	180,669
21,600		Kurita Water Industries Ltd.	487,995
4,900		Nidec Corp.	235,392
900		Nintendo Co., Ltd.	279,013
			1,412,271
		South Korea: 1.2%
2,700	@	LG Electronics, Inc.	138,024
1,200		Samsung Electronics Co., Ltd.	417,240
			555,264
		Switzerland: 1.6%
3,600		Alcon, Inc.	308,304
2,200		Roche Holding AG	308,846
4,000		Roche Holding AG ADR	140,440
			757,590
		Taiwan: 1.7%
199,485		Asustek Computer, Inc.	180,637
1		Cheng Uei Precision Industry Co., Ltd.	1
7,740		High Tech Computer Corp.	73,443
107,450		HON HAI Precision Industry Co., Ltd.	189,214
46,684		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	351,997
			795,292
		United States: 84.7%
23,000	@	Adobe Systems, Inc.	444,130
16,600	@	Agilent Technologies, Inc.	300,128
23,400		Altera Corp.	359,892
14,400	@	American Tower Corp.	436,896
29,300	@	Amgen, Inc.	1,607,106
12,400		Amphenol Corp.	324,260
12,100		Analog Devices, Inc.	241,758
19,700	@	Apple, Inc.	1,775,561

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of January 31, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
53,150		Applied Materials, Inc.	$498,016
33,200	@	Ariba, Inc.	253,648
17,400		AT&T, Inc.	428,388
11,100	@	Atheros Communications, Inc.	133,311
10,100	@	ATMI, Inc.	136,451
12,500		Automatic Data Processing, Inc.	454,125
8,100		Baxter International, Inc.	475,065
8,700		Beckman Coulter, Inc.	432,564
6,400		Becton Dickinson & Co.	465,088
7,000	@	Biogen Idec, Inc.	340,550
26,800	@	BMC Software, Inc.	678,844
11,000		Bristol-Myers Squibb Co.	235,510
29,100	@	Broadcom Corp.	461,235
20,900		CA, Inc.	375,991
12,500	@, L	Cavium Networks, Inc.	113,750
29,200	@	Celera Corp.	246,448
63,200	@	Cisco Systems, Inc.	946,104
28,800	@	Citrix Systems, Inc.	605,952
21,700		Corning, Inc.	219,387
14,400		CVS Caremark Corp.	387,072
21,900	@	Dell, Inc.	208,050
8,900	@	Digital River, Inc.	220,453
19,200	@	eBay, Inc.	230,784
12,200	@	Electronic Arts, Inc.	188,368
43,800	@	EMC Corp.	483,552
19,600	@	F5 Networks, Inc.	434,532
18,400	@	Genentech, Inc.	1,494,816
16,600	@	Genzyme Corp.	1,144,072
12,900	@	Gilead Sciences, Inc.	654,933
1,600	@	Google, Inc. - Class A	541,648
15,100		Harris Corp.	653,679
31,600		Hewlett-Packard Co.	1,098,100
62,000		Intel Corp.	799,800
21,900		International Business Machines Corp.	2,007,135
24,700		Intersil Corp.	229,957
25,900		Jabil Circuit, Inc.	150,738
27,400	@	Juniper Networks, Inc.	387,984
21,300		KLA-Tencor Corp.	426,852
16,800	@	Lam Research Corp.	339,528
18,300		Linear Technology Corp.	428,586
15,400		Lockheed Martin Corp.	1,263,416
24,100	@	McAfee, Inc.	734,809
33,400		Medtronic, Inc.	1,118,566
51,788		Microsoft Corp.	885,575
35,200		Motorola, Inc.	155,936
21,100		National Semiconductor Corp.	213,954
21,100	@	NetApp, Inc.	312,913
14,800	@, L	Netlogic Microsystems, Inc.	313,908
18,800	@	Novellus Systems, Inc.	259,252
60,292	@	Oracle Corp.	1,014,714
14,500		Pfizer, Inc.	211,410
12,700	@	Polycom, Inc.	178,435
3,600	@, L	Priceline.com, Inc.	241,524
15,600	@	Progress Software Corp.	266,136
40,700		Qualcomm, Inc.	1,406,185
14,700		Raytheon Co.	744,114
19,800	@	Red Hat, Inc.	290,070
8,400	@	Salesforce.com, Inc.	223,524
23,200		Seagate Technology, Inc.	87,928
6,100	@	St. Jude Medical, Inc.	221,857
23,800	@	Sybase, Inc.	649,978
43,600	@	Symantec Corp.	668,388
39,000	@	Teradyne, Inc.	187,590
21,800		Texas Instruments, Inc.	325,910
11,600	@	Varian Semiconductor Equipment Associates, Inc.	220,864

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of January 31, 2009 (Unaudited) (continued)

Shares				Value
		United States (continued)
30,600	@	VeriSign, Inc.		$590,886
17,900		Verizon Communications, Inc.		534,673
9,400	@	Vertex Pharmaceuticals, Inc.		310,670
6,900		Wyeth		296,493
27,500		Xilinx, Inc.		463,375
37,500	@	Yahoo!, Inc.		439,875
				40,333,725
		Total Common Stock
		(Cost $57,789,941)		46,801,681

Principal Amount				Value
SHORT-TERM INVESTMENTS: 2.6%
		Securities Lending Collateral(cc): 2.6%
$1,616,872		Bank of New York Mellon Corp. Institutional Cash Reserves		$1,229,771
		Total Short-Term Investments
		(Cost $1,256,945)		1,229,771
		Total Investments in Securities
		(Cost $59,046,886)*	100.9%	$48,031,452
		Other Assets and Liabilities - Net	(0.9)	(412,223)
		Net Assets	100.0%	$47,619,229

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2009.
	*	Cost for federal income tax purposes is $60,550,267.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,431,433
		Gross Unrealized Depreciation		(14,950,248)
		Net Unrealized Depreciation		$(12,518,815)

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of January 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Aerospace/Defense	4.2%
Biotechnology	12.2
Commercial Services	1.0
Computers	13.9
Electrical Components & Equipment	0.3
Electronics	2.5
Environmental Control	1.0
Healthcare - Products	6.8
Internet	9.3
Miscellaneous Manufacturing	0.4
Office/Business Equipment	0.5
Pharmaceuticals	2.5
Retail	0.8
Semiconductors	15.4
Software	14.6
Telecommunications	12.3
Toys/Games/Hobbies	0.6
Short-Term Investments	2.6
Other Assets and Liabilities - Net	(0.9)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$43,613,134	$—
Level 2- Other Significant Observable Inputs	4,418,318	(11,493)
Level 3- Significant Unobservable Inputs	—	—
Total	$48,031,452	$(11,493)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Science and Technology Fund	as of January 31, 2009 (Unaudited) (continued)

At January 31, 2009 the following forward foreign currency contracts were outstanding for the ING Global Science and Technology Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Swiss Franc
CHF 349,000	SELL	2/5/09	310,170	300,908	$9,262
Hong Kong Sar Dollar
HKD 1,959,000	SELL	2/5/09	252,401	252,639	(238)
Japanese Yen
JPY 116,379,000	SELL	3/18/09	1,276,086	1,296,603	(20,517)
					$(11,493)

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of January 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 98.5%
229,621		ING Disciplined International SmallCap Fund - Class I		$1,120,552
164,669		ING Emerging Countries Fund - Class I		2,320,191
151,957		ING Global Equity Dividend Fund - Class I		1,112,328
110,900		ING Global Real Estate Fund - Class I		1,120,090
203,689		ING High Yield Bond Fund - Class I		1,169,174
826,080		ING Index Plus International Equity Fund - Class I		4,535,177
709,982		ING Intermediate Bond Fund - Class I		6,034,843
582,601		ING Tactical Asset Allocation Fund - Class I		3,431,522
113,595		ING MidCap Opportunities Fund - Class I		1,150,714
134,336		ING Small Company Fund - Class I		1,133,798
		Total Investments in Securities
		(Cost $33,464,535)*	98.5%	$23,128,389
		Other Assets and Liabilities - Net	1.5	346,049
		Net Assets	100.0%	$23,474,438
	*	Cost for federal income tax purposes is $33,928,473.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(10,800,084)
		Net Unrealized Depreciation		$(10,800,084)

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of January 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of January 31, 2009 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$23,128,389	$(507)
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$23,128,389	$(507)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Target Payment Fund	as of January 31, 2009 (Unaudited) (continued)

ING Global Target Payment Fund

January 31, 2009

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value
34,393	Goldman Sachs	iShares MSCI EAFE Index	02/05/09	45.07	USD	$65,257	$(3)
1,360	Goldman Sachs	Russell 2000 Index	02/05/09	502.01	USD	34,683	(55)
616	Goldman Sachs	S&P 400® MidCap Index	02/05/09	545.37	USD	15,487	(159)
1,270	JPMorgan Chase	S&P 500® Index	02/05/09	909.73	USD	48,641	(290)
						$164,068	$(507)
	Total Premiums Received:		$164,068
	Total Liabilities for Call Options Written:		$507

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	April 1, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	April 1, 2009